Compensation Plans - TBS, PBS, and MBS Award Activity (Details)	12 Months Ended
Nov. 30, 2015 $ / shares shares
TBS Awards
Shares
Shares Outstanding Beginning Balance | shares	3,210,050
Shares Granted | shares	1,064,060
Shares Vested | shares	(1,296,378)
Shares Forfeited | shares	(183,262)
Shares Outstanding Ending Balance | shares	2,794,470
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Outstanding Beginning Balance (USD per share) | $ / shares	$ 36.30
Weighted-Average Grant Date Fair Value, Granted (USD per share) | $ / shares	45.38
Weighted-Average Grant Date Fair Value, Vested (USD per share) | $ / shares	31.35
Weighted-Average Grant Date Fair Value, Forfeited (USD per share) | $ / shares	41.46
Weighted-Average Grant Date Fair Value, Outstanding Ending Balance (USD per share) | $ / shares	$ 41.72
PBS Awards
Shares
Shares Outstanding Beginning Balance | shares	572,787
Shares Granted | shares	188,990
Shares Vested | shares	(1,940)
Shares Forfeited | shares	(186,651)
Shares Outstanding Ending Balance | shares	573,186
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Outstanding Beginning Balance (USD per share) | $ / shares	$ 34.82
Weighted-Average Grant Date Fair Value, Granted (USD per share) | $ / shares	47.47
Weighted-Average Grant Date Fair Value, Vested (USD per share) | $ / shares	34.13
Weighted-Average Grant Date Fair Value, Forfeited (USD per share) | $ / shares	32.48
Weighted-Average Grant Date Fair Value, Outstanding Ending Balance (USD per share) | $ / shares	$ 39.75
MBS Awards
Shares
Shares Outstanding Beginning Balance | shares	270,220
Shares Granted | shares	0
Shares Vested | shares	0
Shares Forfeited | shares	(28,481)
Shares Outstanding Ending Balance | shares	241,739
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Outstanding Beginning Balance (USD per share) | $ / shares	$ 64.11
Weighted-Average Grant Date Fair Value, Granted (USD per share) | $ / shares	0.00
Weighted-Average Grant Date Fair Value, Vested (USD per share) | $ / shares	0.00
Weighted-Average Grant Date Fair Value, Forfeited (USD per share) | $ / shares	72.60
Weighted-Average Grant Date Fair Value, Outstanding Ending Balance (USD per share) | $ / shares	$ 63.11